TAXATION	12 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
TAXATION	TAXATION

Figures in millions	US Dollars
	2025	2024	2023
		Revised (1)	Revised (1)
Current taxation (1)
Current year (1)	1,043	455	234
Prior year under (over) provision	(12)	7	(17)
Impairment and disposal of tangible assets	—	—	1
	1,031	462	218
Deferred taxation (1)
Current year (1)	30	162	91
Prior year (over) under provision	9	(1)	10
Impairment and disposal of tangible assets	—	—	(34)
Change in corporate tax rate (2)	32	—	—
	71	161	67

	1,102	623	285
(1) Refer to Note 1.4 for the revision of the prior years.
(2) The change in corporate tax rate is due to various concession agreements expiring at a future date, resulting in the tax rates changing from agreed rates to the in country statutory tax rates.

Figures in millions	US Dollars
	2025	2024	2023
Reconciliation to UK taxation rate
Implied tax charge on profit before tax at 25% (2024:25%; 2023: 25%)	1,069	418	16
Increase (decrease) due to:
Expenses not tax deductible (1)	59	21	90
Share of associates and joint ventures' profit	(64)	(39)	(52)
Tax rate differentials (2) and withholding taxes (3)	267	145	63
Exchange variations and translation adjustments	—	28	(17)
Top-up tax - Pillar Two	1	6	—

Unrecognised tax losses (expense):
Ghana	(84)	28	22
UK	45	34	26
North America	35	33	38
South Africa	(7)	—	3
Brazil	(9)	—	—

Concession adjustments (4)(5)	(239)	(46)	(6)
Change in planned utilisation of deferred tax assets and impact of corporate tax rate change	32	1	25
Restructuring costs	—	—	79
Argentinian inflationary impact allowances	(2)	(32)	4
Adjustment in respect of prior years	(3)	7	(7)
Other (6)	2	19	1
Income tax expense	1,102	623	285
(1)Included in current and prior years are non-deductible corporate, legal, project, exploration and rehabilitation costs, net impairment in Brazil and Colombia, loss on sale of assets and British Virgin Islands group losses.
(2)Due to different tax rates in various jurisdictions, primarily Tanzania, Ghana, Guinea, Australia, Brazil, South Africa and Argentina.
(3)Withholding taxes on dividends paid.
(4)  Siguiri current tax expense not recognised due to tax holiday in 2024 ($30m) and 2023 ($6m).
(5)Sukari Gold Mines obligation to the Egyptian government is the MRMIA (formerly EMRA) profit share per the Sukari Concession Agreement and is therefore exempt from corporate income tax in 2025 ($239m) and 2024 ($16m).
(6)Includes losses from the zero - cost collar gold price hedge in 2024.
Organisation for Economic Co-operation and Development (OECD) Pillar Two model rules
The Group is within the scope of the OECD Pillar Two model rules as the Pillar Two legislation was enacted on 11 July 2023 in the UK, the jurisdiction in which the Group’s parent company is incorporated, and came into effect from 1 January 2024.
The Group applies the exception to recognising and disclosing information about deferred tax assets and liabilities related to
Pillar Two income taxes, as provided in the amendments to IAS 12 ‘Income Taxes’ issued in May 2023.
Under the Pillar Two legislation, the Group is liable to pay a top-up tax for the difference between its Pillar Two effective tax rate per jurisdiction and the 15% minimum rate.
The Group recognised an estimated current tax expense related to Pillar Two, which amounted to $1m (2024: $6m).
Unrecognised deferred tax assets

Figures in millions	US Dollars
	2025	2024	2023
		Revised (1)	Revised (1)
Analysis of unrecognised tax losses
Available to be utilised against future profits
–utilisation required within one year	6	1,011	108
–utilisation required between one and two years	20	155	1,037
–utilisation required between two and five years	184	396	191
–utilisation required between five and twenty years	1,087	1,041	1,035
–utilisation in excess of twenty years	1,393	950	803
	2,690	3,553	3,174
(1) Refer to Note 1.4 for the revision of the prior years.
10TAXATION (continued)
At the statutory tax rates, the unrecognised value of deferred tax assets is: $728m (2024: $1,016m; 2023: $910m), mainly relating to tax losses incurred in the UK, North America, Ghana, Colombia, Brazil and South Africa.
The Group is subject to examination by tax authorities in the respective jurisdictions of operation, which give rise to tax litigation and disputes resulting in uncertain tax positions. The Group assesses these uncertain tax positions to determine if a provision is required by applying the appropriate accounting requirements, benchmarking to similar recent outcomes and, in some cases, advice from independent experts. The economic outflow from these uncertain tax matters within the Group have been assessed as remote except for those disclosed in Note 33.

Accounting policies
Deferred taxation is recognised on all qualifying temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax assets are only recognised to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future and future taxable profit will be available against which the temporary difference can be utilised.
The future taxable income are based on detailed cash flow forecasts for at least 12 months and updated life-of-mine plan models with longer-
term cash flow projections from operations and the application of existing tax laws in each jurisdiction.
The carrying amount of deferred tax assets is reviewed at each reporting date.
Deferred tax assets and liabilities are measured at future anticipated tax rates, which have been enacted or substantively enacted at the reporting date.
Current and deferred tax is recognised as income or expense and included in profit or loss for the period, except to the extent that the tax arises from a transaction or event which is recognised, in the same or a different period in other comprehensive income or directly in equity, or an acquisition that is a business combination.
Current tax is measured on taxable income at the applicable statutory rate enacted or substantively enacted at the reporting date.
Interest arising on income tax assessments relating to outstanding or underpaid income taxes is outside the scope of IAS 12 ‘Income Taxes’.
Accordingly, such interest is not included in income tax expense and is recognised as a finance cost in profit or loss as incurred.
Penalties and fines arising from income tax assessments are not considered income taxes under IAS 12 and are recognised as operating expenses in profit or loss in the period in which the obligation arises. Where, however, it is not possible to distinguish between income tax, interest and/ or penalties (e.g., a settlement of a tax dispute), the entire amount will be treated as an income tax.
On an ad hoc basis when significant unusual transactions occur, the Group applies the approved tax strategy which includes obtaining external legal opinions, if required, for guidance in applying the requirements of the legislation in various jurisdictions.